Pledged Assets and Collateral [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

September 30, 2016
(in millions)
Trading account securities	¥12,174,663
Investment securities	14,402,792
Loans	7,423,193
Other	67,381

Total	¥34,068,029

Pledged Assets Classified by Type of Liabilities [Table Text Block]

September 30, 2016
(in millions)
Deposits	¥111,532
Payables under repurchase agreements and securities lending transactions	20,021,682
Other short-term borrowings and long-term debt	13,275,716
Other	659,099

Total	¥34,068,029